Acquisitions and Dispositions - Summary of Assets and Liabilities Held for Disposal (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets and liabilities classified as held for sale [Abstract]
Property, plant and equipment	$ 4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Credits for sale	713
Investments in financial assets	78
Cash and cash equivalents	61
Subtotal	8,866
Deletions	(43)
Total	8,823	$ 0	$ 0
Provisions	96
Deferred tax liabilities	282
Remuneration and social security charges	47
Other liabilities	1
Loans	4,072
Accounts payable	938
Subtotal	5,436
Deletions	(1,243)
Total	$ 4,193	$ 0	$ 0